Fair Value Measurements (Narrative) (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Measurements [Abstract]
Proceeds from sale of investment securities	$ 135,571,000	$ 0
(Gain) loss on marketable securities	130,929,000	0	(4,580,000)	(4,827,000)	(6,490,000)
Notional amount	2,500,000,000		2,500,000,000
Fair Value Level			76,900,000	159,100,000
Interest Rate Swap Maturity Date	September 30, 2013		September 30, 2013
Other than temporary impairment of cost investments			2,000,000
Other than temporary impairment for equity method investments			2,600,000	4,800,000	6,500,000
Level 2 [Member]
Fair Value Measurements [Abstract]
Fair Value Level			$ 76,900,000